Subsequent Events	5 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

13. Events after the reporting date

13.1. The business combination

On March 29, 2021, Ajax I, a Cayman Islands exempted company (“Ajax”), Cazoo and Capri Listco, a Cayman Islands exempted company (“Listco”), entered into the Business Combination Agreement, as amended by the First Amendment thereto, dated as of May 14, 2021 (the “Business Combination Agreement”) which, among other things, provided that (i) Ajax would merge with and into Listco, with Listco continuing as the surviving company, and (ii) Listco would acquire all of the issued and outstanding shares of Cazoo via exchange for a combination of shares of Listco and cash consideration (the “Business Combination”).

Upon consummation of the Business Combination, shareholders of Ajax and Cazoo became shareholders of Listco, and Listco changed its name to “Cazoo Group Ltd.” Upon consummation of the Business Combination Class A ordinary shares, par value $0.001 per share (the “Class A Shares”) and warrants of Cazoo Group Ltd became listed on the New York Stock Exchange under the symbols “CZOO” and “CZOO WS,” respectively. The transaction shall be treated as a “reverse acquisition” where Cazoo Holdings Limited is identified as accounting acquirer. The operations of the Group substantially comprise the ongoing operations of the combined company.

13.2. Additional stocking facility

During August 2021, the Group entered into a €20 million stocking facility to finance the purchase of retail cars in Europe.

13.3. Acquisition of Cazana Limited

On September 2, 2021, Cazoo Holdings Limited acquired Cazana Limited (‘Cazana’) for net consideration of approximately £25 million in cash.

Founded in 2012, Cazana has grown to a team of more than 50 staff including data scientists and engineers headquartered in London. Cazana has built an extensive dataset of over 500 million historic vehicle transactions from a range of countries, including the UK, Germany, France, Spain and Italy, and its tools are used by car manufacturers, lenders, fleet owners and insurers.

Cazana’s products include real-time vehicle valuation, pricing and stock management tools, and the Group’s acquisition of Cazana will combine its brand, proposition and platform with Cazana’s extensive data, products and expertise. The Group anticipates the deal will enhance its data team and capabilities and allow the Group to further optimise its car buying and pricing across the UK & Europe for the benefit of consumers.

13.4. Acquisition of SMH Fleet Solutions Limited

On September 15, 2021, Cazoo Holdings Limited acquired SMH Fleet Solutions Limited (‘SMH’) for a cash consideration of approximately £70 million, net of cash acquired.

Established in 2003, SMH has a team of over 500 expert staff and has the capacity to process 70,000 vehicle refurbishments annually from five vehicle preparation sites across 136 acres in Bedford, Gloucester, Throckmorton, Worcester and St Helens. SMH also carries out over 150,000 vehicle movements per year with a team of over 300 logistics specialists as well as operating an online wholesale platform for used cars.

The combination of Cazoo’s online retail platform and brand with SMH’s leading infrastructure and expertise will double Cazoo’s overall vehicle reconditioning, logistics and storage capabilities in the UK with 10 total sites across more than 265 acres, as well as providing it with an experienced team of hundreds of additional vehicle preparation and logistics specialists and its own digital wholesale platform.

As of the date of this report, management has not completed its purchase price allocation exercise for the above acquisitions. Full details of the fair value of assets and liabilities acquired are not available yet and will be provided in the Group’s results for the year ended December 31, 2021.

AJAX I [Member]
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described in Note 2 and below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

11A

On March 22, 2021, Daniel Och, our chief executive officer and chairman of the board of directors, committed to provide us with an aggregate of $1,500,000 in loans. The loans, if issued, will be non-interest bearing, unsecured and will be repaid upon the consummation of a Business Combination. If the Company does not consummate a Business Combination, all amounts loaned to the Company will be forgiven except to the extent that we have funds available outside of the Trust Account to repay such loans.

11B

On March 29, 2021, the Company entered into a business combination agreement (the “Cazoo Business Combination Agreement”) with Cazoo Holdings Limited, a private limited company formed under the laws of England and Wales (the “Cazoo”), and Capri Listco, a Cayman Islands exempted company (“Listco”). The transactions contemplated by the Cazoo Business Combination Agreement are referred to herein as the “Cazoo Business Combination.” The board of directors of the Company and a committee of the board of directors of the Cazoo unanimously approved the Cazoo Business Combination.

The Cazoo Business Combination Agreement provides, subject to the terms and conditions therein, for the consummation of, among other things, the following transactions prior to the closing of the Cazoo Business Combination (collectively, the “Reorganization”): (a) approximately three business days prior to the closing of the Cazoo Business Combination (the “Listco Closing Date”), the sole shareholder of Listco will transfer to the Company all of the issued and outstanding equity securities of Listco and, as a result of such transfer, Listco shall become a wholly-owned subsidiary of the Company, and (b) following the Listco Closing Date, the Company will be merged with and into Listco, with Listco continuing as the surviving entity (the “Merger”). In connection with the Merger, each Unit, Class A ordinary share, Class B ordinary share and Warrant issued and outstanding immediately prior to the Merger will be cancelled in exchange for the right to receive one Listco unit (consisting of one Listco Class A Share and one-fourth of one redeemable Listco warrant) (the “Listco Units”), Class A ordinary share, par value $0.0001 per share (the “Listco Class A Shares”), Class B ordinary share, par value $0.0001 per share (the “Listco Class B Shares”), and warrant to purchase Listco Class A ordinary shares, respectively.

Approximately two days following the completion of the Reorganization and at the closing of the Cazoo Business Combination (the “Closing”), pursuant to the Cazoo Business Combination Agreement, subject to the terms and conditions therein, Listco will acquire all of the issued and outstanding shares of Cazoo from the holders thereof (the “Cazoo Shareholders”). Cazoo Shareholders will, subject to the procedures, limitations and rationing mechanics set forth in the Cazoo Business Combination Agreement, have the ability to elect the mix of cash and Listco Class C ordinary shares, par value $0.0001 per share (the “Listco Class C Shares”) each such Cazoo Shareholder will receive. The Listco Class C Shares will, subject to certain exceptions, be non-transferrable for 180 days following the Closing, at which time, such Listco Class C Shares will automatically convert into Listco Class A Shares in accordance with Listco’s governing documents. Additionally, effective as of the Closing, (a) the issued and outstanding Listco Class B Shares will convert automatically on a one-for-one basis into Listco Class A Shares, and (b) each issued and outstanding Listco Unit will automatically separate into its component parts.

The Business Combination will be consummated subject to the deliverables and provisions as further described in the Business Combination Agreement.

On March 29, 2021, concurrently with the execution of the Cazoo Business Combination Agreement, the Company and Listco entered into subscription agreements (collectively, the “Subscription Agreements”) with certain investors (the “PIPE Investors”) pursuant to which, among other things, the PIPE Investors have agreed to subscribe for and purchase, and Listco has agreed to issue and sell to the PIPE Investors, an aggregate of 80,000,000 Listco Class A Shares for an aggregate purchase price of $800,000,000 concurrently with the Closing, on the terms and subject to the conditions set forth therein. The Subscription Agreements contain customary representations and warranties of the Company and Listco, on the one hand, and each PIPE Investor, on the other hand, and customary conditions to closing, including the consummation of the transactions contemplated by the Business Combination Agreement. The securities that may be issued in connection with the Subscription Agreements will not be registered under the Securities Act, and will be issued in reliance on the exemption from registration requirements thereof provided by Section 4(a)(2) of the Securities Act and/or Regulation D promulgated thereunder.

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.

On August 4, 2021, Daniel Och and Glenn Fuhrman, the Company’s founders, committed to provide the Company with an aggregate of $1,650,000 in loans. The loans, if issued, will be non-interest bearing, unsecured and will be repaid upon the consummation of a Business Combination. If the Company does not consummate a Business Combination, all amounts loaned to the Company will be forgiven except to the extent that we have funds available outside of the Trust Account to repay such loans.

Stockholder Litigation and Demands

On June 3, 2021, June 8, 2021, July 13, 2021, July 27, 2021, August 6, 2021 and August 10, 2021, respectively, the Company received six demand letters from purported shareholders of the Company claiming certain alleged material omissions in the definitive proxy statement/prospectus, initially filed with the SEC on May 14, 2021, surrounding its planned transaction with Cazoo. A complaint asserting similar claims was filed on August 2, 2021 on behalf of one of these purported shareholders in the Supreme Court of the State of New York, County of New York: Ben Hoftyzer v. Ajax I, et al., Index No. 654725/2021. This complaint was later dismissed voluntarily by the plaintiff on August 12, 2021. Other, similar suits may follow. The Company specifically denies all allegations in the complaint and demand letters that any additional disclosure was or is required and believes these purported shareholders’ claims are without merit.